Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2016 $	December 31, 2015 $
Advances to equity accounted investments	Other internal metrics	Performing	10,480	13,980
			10,480	13,980

Summarizes Change in Capitalized Dry-Docking Activity
The following table summarizes the change in the Company’s capitalized dry docking costs, from January 1, 2014 to December 31, 2016:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Balance at the beginning of the year	62,146	35,509	29,269
Cost incurred for dry docking	9,340	39,617	17,072
Dry-dock amortization	(18,736)	(12,866)	(10,832)
Vessel sales	(3,452)	(114)	—
Balance at the end of the year	49,298	62,146	35,509